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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                         Pioneer Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

           Pioneer Ibbotson Asset
Allocation Series

 April 30, 2014

Ticker Symbols:

Class	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
A	PIAVX	PIALX	GRAAX	PIAAX
B	PIBVX	PIBLX	GRABX	IALBX
C	PICVX	PIDCX	GRACX	IALCX
Y	IBBCX	IMOYX	IBGYX	IBAYX

Schedule of Investments |4/30/14  (unaudited)
Pioneer Ibbotson Conservative Allocation Fund

chedule of Investments

Shares		Value
	MUTUAL FUNDS —95.0%
	PIONEER FUNDS* —95.0%
1,646,887	Pioneer Bond Fund Class Y	$ 16,007,744
87,712	Pioneer Core Equity Fund Class Y	1,400,768
41,963	Pioneer Disciplined Growth Fund Class Y	700,360
141,883	Pioneer Disciplined Value Fund Class Y	2,799,349
278,360	Pioneer Dynamic Credit Fund Class Y	2,780,812
27,098	Pioneer Emerging Markets Fund Class Y	701,016
19,829	Pioneer Equity Income Fund Class Y	703,734
99,914	Pioneer Floating Rate Fund Class Y	694,399
52,557	Pioneer Fund Class Y	2,103,845
82,825	Pioneer Fundamental Growth Fund Class Y	1,403,058
212,415	Pioneer Global Equity Fund Class Y	2,812,377
419,123	Pioneer Global High Yield Fund Class Y	4,178,658
126,125	Pioneer Global Multisector Income Fund Class Y	1,392,418
192,831	Pioneer High Yield Fund Class Y	2,088,364
218,553	Pioneer International Value Fund Class Y	4,932,744
49,247	Pioneer Mid Cap Value Fund Class Y	1,403,037
68,980	Pioneer Multi-Asset Ultrashort Income Fund Class Y	694,629
18,408	Pioneer Oak Ridge Small Cap Growth Fund Class Y	701,892
25,383	Pioneer Real Estate Shares Class Y	703,118
17,125	Pioneer Select Mid Cap Growth Fund Class Y	700,221
1,079,866	Pioneer Short Term Income Fund Class Y	10,420,702
630,809	Pioneer Strategic Income Fund Class Y	6,957,822
	TOTAL MUTUAL FUNDS (Cost $57,260,965)	$ 66,281,067
	TOTAL INVESTMENTS IN SECURITIES — 95.0%
	(Cost $57,260,965) (a)	$ 66,281,067
	OTHER ASSETS AND LIABILITIES -5.0%	$ 3,473,645
	TOTAL NET ASSETS — 100.0%	$ 69,754,712

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At April 30, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $58,142,032 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 9,039,188

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(900,153)

	Net unrealized appreciation	$ 8,139,035

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/14

Schedule of Investments |4/30/14  (unaudited)
Pioneer Ibbotson Conservative Allocation Fund   (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$66,281,067	$–	$–	$66,281,067
Total	$66,281,067	$–	$–	$66,281,067

During the nine months ended April 30, 2014, there were no transfers between Levels 1, 2 and 3.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/14

Schedule of Investments | 4/30/14 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund

Shares		Value
	MUTUAL FUNDS —98.2%
	PIONEER FUNDS* —98.2%
2,684,042	Pioneer Bond Fund Class Y	$ 26,088,892
288,071	Pioneer Core Equity Fund Class Y	4,600,497
161,718	Pioneer Disciplined Growth Fund Class Y	2,699,069
635,520	Pioneer Disciplined Value Fund Class Y	12,538,802
848,981	Pioneer Dynamic Credit Fund Class Y	8,481,316
415,494	Pioneer Emerging Markets Fund Class Y	10,748,823
130,097	Pioneer Equity Income Fund Class Y	4,617,144
176,558	Pioneer Fund Class Y	7,067,601
360,378	Pioneer Fundamental Growth Fund Class Y	6,104,805
1,472,500	Pioneer Global Equity Fund Class Y	19,495,901
888,377	Pioneer Global High Yield Fund Class Y	8,857,114
391,701	Pioneer Global Multisector Income Fund Class Y	4,324,379
404,027	Pioneer High Yield Fund Class Y	4,375,615
1,266,288	Pioneer International Value Fund Class Y	28,580,117
486,423	Pioneer Mid Cap Value Fund Class Y	13,858,179
213,390	Pioneer Multi-Asset Ultrashort Income Fund Class Y	2,148,836
330,898	Pioneer Oak Ridge Small Cap Growth Fund Class Y	12,617,122
206,310	Pioneer Real Estate Shares Class Y	5,714,786
141,389	Pioneer Select Mid Cap Growth Fund Class Y	5,781,388
2,247,556	Pioneer Short Term Income Fund Class Y	21,688,914
774,046	Pioneer Strategic Income Fund Class Y	8,537,733
	TOTAL MUTUAL FUNDS (Cost $173,016,135)	$ 218,927,033
	TOTAL INVESTMENTS IN SECURITIES — 98.2%
	(Cost $173,016,135) (a)	$ 218,927,033
	OTHER ASSETS AND LIABILITIES -1.8%	$ 4,089,614
	TOTAL NET ASSETS — 100.0%	$ 223,016,647

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At April 30, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $175,840,420 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 45,966,527

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,879,914)

	Net unrealized appreciation	$ 43,086,613

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/14

Schedule of Investments | 4/30/14 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund  (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$218,927,033	$–	$–	$218,927,033
Total	$218,927,033	$–	$–	$218,927,033

During the nine months ended April 30, 2014, there were no transfers between Levels 1, 2 and 3.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/14

Schedule of Investments | 4/30/14 (unaudited)
Pioneer Ibbotson Growth Allocation Fund

Shares		Value
	MUTUAL FUNDS —100.3%
	PIONEER FUNDS* —100.3%
2,482,540	Pioneer Bond Fund Class Y	$ 24,130,292
515,819	Pioneer Core Equity Fund Class Y	8,237,625
297,560	Pioneer Disciplined Growth Fund Class Y	4,966,282
715,050	Pioneer Disciplined Value Fund Class Y	14,107,939
149,883	Pioneer Dynamic Credit Fund Class Y	1,497,335
620,079	Pioneer Emerging Markets Fund Class Y	16,041,454
220,276	Pioneer Equity Income Fund Class Y	7,817,605
192,502	Pioneer Fund Class Y	7,705,871
505,553	Pioneer Fundamental Growth Fund Class Y	8,564,065
1,902,229	Pioneer Global Equity Fund Class Y	25,185,508
455,062	Pioneer Global High Yield Fund Class Y	4,536,964
391,912	Pioneer Global Multisector Income Fund Class Y	4,326,714
204,240	Pioneer High Yield Fund Class Y	2,211,917
1,539,009	Pioneer International Value Fund Class Y	34,735,425
612,829	Pioneer Mid Cap Value Fund Class Y	17,459,509
597	Pioneer Oak Ridge Large Cap Growth Fund Class Y	10,672
345,872	Pioneer Oak Ridge Small Cap Growth Fund Class Y	13,188,110
316,809	Pioneer Real Estate Shares Class Y	8,775,604
268,370	Pioneer Select Mid Cap Growth Fund Class Y	10,973,630
1,599,514	Pioneer Short Term Income Fund Class Y	15,435,306
743,530	Pioneer Strategic Income Fund Class Y	8,201,139
	TOTAL MUTUAL FUNDS (Cost $179,579,260)	$ 238,108,966
	TOTAL INVESTMENTS IN SECURITIES — 100.3%
	(Cost $179,579,260) (a)	$ 238,108,966
	OTHER ASSETS AND LIABILITIES -(0.3)%	$ (619,060)
	TOTAL NET ASSETS — 100.0%	$ 237,489,906

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At April 30, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $181,221,786 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 58,608,174

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,720,994)

	Net unrealized appreciation	$ 56,887,180

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/14

Schedule of Investments | 4/30/14 (unaudited)
Pioneer Ibbotson Growth Allocation Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$238,108,966	$–	$–	$238,108,966
Total	$238,108,966	$–	$–	$238,108,966

During the nine months ended April 30, 2014, there were no transfers between Levels 1, 2 and 3.

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/14

Schedule of Investments | 4/30/14 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

Shares		Value
	MUTUAL FUNDS —100.1%
	PIONEER FUNDS* —100.1%
689,922	Pioneer Bond Fund Class Y	$ 6,706,038
277,305	Pioneer Core Equity Fund Class Y	4,428,567
206,203	Pioneer Disciplined Growth Fund Class Y	3,441,532
362,117	Pioneer Disciplined Value Fund Class Y	7,144,564
484,118	Pioneer Emerging Markets Fund Class Y	12,524,137
114,446	Pioneer Equity Income Fund Class Y	4,061,699
99,930	Pioneer Fund Class Y	4,000,217
246,461	Pioneer Fundamental Growth Fund Class Y	4,175,049
1,146,935	Pioneer Global Equity Fund Class Y	15,185,414
1,089,471	Pioneer International Value Fund Class Y	24,589,351
432,962	Pioneer Mid Cap Value Fund Class Y	12,335,091
258,170	Pioneer Oak Ridge Small Cap Growth Fund Class Y	9,844,022
223,366	Pioneer Real Estate Shares Class Y	6,187,242
162,162	Pioneer Select Mid Cap Growth Fund Class Y	6,630,813
374,580	Pioneer Short Term Income Fund Class Y	3,614,701
407,710	Pioneer Strategic Income Fund Class Y	4,497,047
	TOTAL MUTUAL FUNDS (Cost $91,845,513)	$ 129,365,484
	TOTAL INVESTMENTS IN SECURITIES — 100.1%
	(Cost $91,845,513) (a)	$ 129,365,484
	OTHER ASSETS AND LIABILITIES -(0.1)%	$ (167,188)
	TOTAL NET ASSETS — 100.0%	$ 129,198,296

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At April 30, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $93,481,641 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 37,519,971

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,636,128)

	Net unrealized appreciation	$ 35,883,843

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/14

Schedule of Investments | 4/30/14 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$129,365,484	$–	$–	$129,365,484
Total	$129,365,484	$–	$–	$129,365,484

During the nine months ended April 30, 2014, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ Daniel K. Kingsbury
                          -----------------------
                          Daniel K. Kingsbury, President

Date June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel K. Kingsbury
                          -----------------------
                          Daniel K. Kingsbury, President

Date June 27, 2014

By (Signature and Title)* /s/ Mark Bradley
                          -----------------
                          Mark Bradley, Treasurer

Date June 27, 2014

* Print the name and title of each signing officer under his or her signature.